Organization	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization

1. Organization

Ceridian HCM Holding Inc. and its subsidiaries (also referred to in this report as “Ceridian,” “we,” “our,” and “us”) offer a broad range of services and software designed to help employers more effectively manage employment processes, such as payroll, payroll-related tax filing, human resource information systems, employee self-service, time and labor management, and recruitment and applicant screening. Our technology-based services are typically provided through long-term customer relationships that result in a high level of recurring revenue. Our operations are primarily located in the United States and Canada.

On April 30, 2018, we completed our initial public offering (“IPO”), in which we issued and sold 21,000,000 shares of common stock at a public offering price of $22.00 per share. We granted the underwriters a 30-day option to purchase an additional 3,150,000 shares of common stock at the offering price, which was exercised in full. A total of 24,150,000 shares of common stock were issued in our IPO. Concurrently with our IPO, we issued an additional 4,545,455 shares of our common stock in a private placement at $22.00 per share. We received gross proceeds of $631.3 from the IPO and concurrent private placement before deducting underwriting discounts, commissions, and other offering related expenses.

The use of the proceeds from the IPO were as follows:

Gross proceeds	$631.3
Less:
Underwriters' discount and commissions	29.2
IPO-related expenses	11.8
Redemption of 11% Senior Notes due 2021 (Note 9)	475.0
Call premium on redemption of 11% Senior Notes due 2021	13.1
Interest on redemption of 11% Senior Notes due 2021	10.9
Sponsor management fee	11.3
Debt refinancing expenses	11.4
Cash to balance sheet	$68.6

On November 16, 2018, we completed a secondary offering, in which certain of our stockholders (the “Selling Stockholders”) sold 11,000,000 shares of common stock, in an underwritten public offering at $36.00 per share.  The Selling Stockholders granted the underwriters a 30-day option to purchase an additional 1,650,000 shares of common stock at the offering price, which was exercised in full.  A total of 12,650,000 shares of common stock were sold by the Selling Stockholders on November 16, 2018, with all proceeds going to the Selling Stockholders.  We incurred expenses of $1.3 during the year ended December 31, 2018, related to the secondary offering within selling, general and administrative expense.

Prior to our IPO, Ceridian HCM Holding Inc. was primarily owned by Ceridian LLC (the “Parent”) and Ceridian Holding II LLC (“Ceridian Holding II”). The Parent was 100% owned by Foundation Holding LLC, which in turn was 100% owned by Ceridian Holding LLC (“Ceridian Holding”). The owners of Ceridian Holding and Ceridian Holding II included (i) affiliates and co-investors of Thomas H. Lee Partners, L.P. (“THL Partners”) and Cannae Holdings, LLC (“Cannae”) (THL Partners and Cannae are together referred to as the “Sponsors”), who collectively owned approximately 96% of the outstanding interests of both Ceridian Holding and Ceridian Holding II, and (ii) other individuals, who collectively owned approximately 4% of the outstanding interests of each holding company.

Subsequent to the IPO and concurrent private placement, we completed an internal corporate reorganization, pursuant to which the limited liability companies that held shares in us were merged with and into Ceridian HCM Holding Inc. At the time of these transactions, these limited liability companies had no assets other than equity interests in us or the other limited liability companies. As a result of these transactions, our previous, pre-IPO stockholders now hold shares of our common stock directly, rather than through a series of limited liability companies. These transactions had no impact on our assets, liabilities, or operations.

Our History

Ceridian was acquired in 2007 by affiliates and co-investors of the Sponsors (the “2007 Merger”). In April 2012, Ceridian acquired Dayforce Corporation, which had built Dayforce, a cloud HCM solution. In the months following the acquisition, Dayforce founder, David D. Ossip, was named Chief Executive Officer of Ceridian HCM, and shortly thereafter, we generally stopped actively selling our Bureau solutions to new customers in the United States to focus our resources on expanding the Dayforce platform and growing Cloud solutions.

As part of our strategy to focus on the growth of our Cloud solutions business, we undertook the following initiatives to simplify our business model:

(i) sold our consumer-directed benefit services business in 2013,

(ii) merged Comdata, our payment systems business unit, with FleetCor Technologies in 2014,

(iii) sold our benefits administration and post-employment compliance business in 2015,

(iv) sold our United Kingdom and Ireland Bureau businesses and a portion of our operations that supported such businesses in Mauritius in 2016, and

(v) contributed our LifeWorks employee assistance program business to a joint venture, LifeWorks, in 2016, then distributed our ownership in this joint venture to a holding company owned by our stockholders in April 2018.

As a result of these transactions, we only actively sell Dayforce and Powerpay, which we believe simplifies our business model and positions us well for continued growth.  Please refer to Note 3, “Discontinued Operations,” for further discussion of these transactions.